Warrant derivative liability (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrant derivative liability [Abstract]
Change in Fair Value of Derivative Liabilities
The following schedule shows the change in fair value of the warrant derivative liability as of March 31, 2020 and December 31, 2019:

Dollars in thousands	Warrant derivative liability
Balance as of December 31, 2019	$2,220
Change in fair value of derivative liability	(1,379)
Balance as of March 31, 2020	$841

The following schedule shows the change in fair value of the derivative liabilities as at December 31, 2019.

Dollars in thousands	Warrant liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220

Warrant Liability Fair Value Measurement Inputs and Valuation Techniques
	May 6, 2019	December 31, 2019	March 31, 2020
Warrant derivative liability
Stock price	$6.00	$2.70	$1.15
Exercise price	$3.90	$1.62	$1.62
Expected remaining term (in years)	1.60 - 1.68	0.95 - 1.02	0.722
Volatility	64%	69%	95%
Risk-free interest rate	2.39%	1.60%	0.16%

	May 6, 2019	December 31, 2019
Warrant liability
Stock price	$6.00	$2.70
Exercise price	$3.90	$1.62
Expected remaining term (in years)	1.60 – 1.68	0.95 – 1.02
Volatility	64%	69%
Risk-free interest rate	2.39%	1.60%